Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Other Components of Equity (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous equity [abstract]
Number Of treasury shares reissued	96,782
Treasury shares, Amount directly reflected in equity	₩ 603	₩ 5,410